Cat Financial Financing Activities (Details 2) - Finance Receivables - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Contractual maturities of outstanding finance receivables
2016	$ 9,112
2017	5,494
2018	3,669
2019	2,099
2020	1,280
Thereafter	1,082
Total Amounts Due	22,736
Guaranteed residual value	307
Unguaranteed residual value	642
Less: Unearned Income	(726)
Total	22,959	$ 24,066
Retail Installment Contracts
Contractual maturities of outstanding finance receivables
2016	2,472
2017	1,923
2018	1,300
2019	662
2020	188
Thereafter	8
Total Amounts Due	6,553
Guaranteed residual value	0
Unguaranteed residual value	0
Less: Unearned Income	(133)
Total	6,420
Retail Finance Leases
Contractual maturities of outstanding finance receivables
2016	2,508
2017	1,634
2018	922
2019	415
2020	166
Thereafter	98
Total Amounts Due	5,743
Guaranteed residual value	307
Unguaranteed residual value	642
Less: Unearned Income	(505)
Total	6,187
Retail Notes
Contractual maturities of outstanding finance receivables
2016	4,132
2017	1,937
2018	1,447
2019	1,022
2020	926
Thereafter	976
Total Amounts Due	10,440
Guaranteed residual value	0
Unguaranteed residual value	0
Less: Unearned Income	(88)
Total	$ 10,352